Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments
Summary of fair values of financial instruments

		As of December 31, 2021		As of December 31, 2022
		Carrying	Fair	Carrying	Fair
		amount	value	amount	value
Financial assets
Debt securities	AC	3,526	3,462	4,155	4,131
Debt securities	FVOCI	9,561	9,561	12,820	12,820
Long-term loans	AC	250	250	822	822
Long-term loans	FVPL	17	17	21	21
Option received from ADAH	FVPL	—	—	470	470

Financial liabilities
Bonds issued	AC	4,734	4,668	3,922	3,887

Summary of fair value measurement hierarchy of financial instruments

			Fair value measurement using
			Quoted prices	Significant	Significant
			in active	observable	unobservable
			markets	inputs	inputs
	Date of valuation	Total	(Level 1)	(Level 2)	(Level 3)
Assets accounted at fair value through profit or loss
Long-term loans	December 31, 2022	21	—	—	21
Option received from ADAH	December 31, 2022	470	—	—	470
Assets accounted at fair value through other comprehensive income
Debt securities	December 31, 2022	12,820	12,820	—	—
Assets for which fair values are disclosed
Debt securities	December 31, 2022	4,131	4,131	—	—
Long-term loans	December 31, 2022	822	—	—	822
Liabilities for which fair values are disclosed
Bonds issued	December 31, 2022	3,887	3,887	—	—
Assets accounted at fair value through profit or loss
Long-term loans	December 31, 2021	17	—	—	17
Assets accounted at fair value through other comprehensive income
Debt securities	December 31, 2021	9,561	9,561	—	—
Assets for which fair values are disclosed
Debt securities	December 31, 2021	3,462	3,462	—	—
Long-term loans	December 31, 2021	250	—	—	250
Liabilities for which fair values are disclosed
Bonds issued	December 31, 2021	4,668	4,668	—	—